Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,198,000
Previously Paid Amount	0.00
Total Fee Amount	441.64
Total Offset Amount	0.00
Net Fee	441.64
Narrative - Max Aggregate Offering Price	$ 3,198,000
Final Prospectus	true